Offerings	Jun. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$1,000,000,000 4.800% Notes due 2031
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note	Calculated in accordance with Rule 457(r) under the U.S. Securities Act of 1933 (the "Securities Act"). Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$1,000,000,000 5.350% Notes due 2036
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note	Calculated in accordance with Rule 457(r) under the U.S. Securities Act of 1933 (the "Securities Act"). Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$1,500,000,000 6.100% Notes due 2056
Amount Registered | shares	1,500,000,000
Maximum Aggregate Offering Price	$ 1,500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 207,150.00
Offering Note	Calculated in accordance with Rule 457(r) under the U.S. Securities Act of 1933 (the "Securities Act"). Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.